Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Future minimum lease payments
2020	$ 100,552
2021	76,485
2022	54,611
2023	30,379
2024	18,341
Thereafter	41,845
Total	322,213
Rental expense	$ 110,300	$ 117,800	$ 117,700